Segment Information - Schedule of Segment Reporting Information, By Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Cash and restricted cash	$ 50,488,000	$ 3,213,000	$ 4,913,000
Operating costs	49,189,000	42,384,000
BURTECH ACQUISITION CORP [Member]
Segment Reporting Information [Line Items]
Cash and restricted cash	758,842	843,313
Investments held in Trust Account	47,558,112	46,893,175
Operating costs	4,459,541	3,040,539
Interest income earned on Trust Account	$ 2,465,138	$ 5,751,596